February 28, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Rydex Series Funds (File Nos. 033-59692 and 811-07584)

         Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 126 (“PEA No. 126”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 126 is to reflect revised principal investment strategies, and other corresponding changes, for the Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund, each a separate series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6101.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores